Other assets (Tables)	6 Months Ended
Dec. 31, 2025
Other assets
Schedule of other current assets and other non-current assets

(in € thousands)	June 30, 2025	December 31, 2025
Right of return assets	51,373	39,151
Current VAT receivables	3,223	1,438
Prepaid expenses	20,852	15,657
Receivables against payment service providers	9,033	11,583
Advanced payments	10,043	19,193
Current tax receivables	7,182	11,326
DDP duty drawbacks (1)	9,722	22,255
Other current assets (2)	23,337	44,142
	134,766	164,745
(1)	The position is related to DDP duty drawbacks for international customs.
(2)	Other current assets consist mostly of other short-term receivables and creditors with debit balances.

(in € thousands)	June 30, 2025	December 31, 2025
Other non-current receivables	1	—
Non-current deposits	5,186	15,057
Non-current deposits	5,186	5,057
Non-current restricted cash and cash equivalents (4)	—	10,000
Non-current prepaid expenses (3)	6,691	6,204
	11,878	21,261
(3)

This amount relates mostly to prepayments made to Climate Partner, an organization that invests in certain Gold Standard Projects, to offset our carbon emissions and reduce our overall carbon footprint.

(4)	This amount relates to a €10.0 million deposit for a supplier cash guarantee.